Post-Employment and Other Non-current Employee Benefits - Variation in Assumptions (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	$ 1,173	$ 855	$ 344	$ 567
Income statement
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	297	205	237
Past Service Cost	71	32	0
(Gain) or Loss on Settlement or curtailment	0	2	(5)
Interest expense	231	200	299
Accumulated OCI
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	1,173	855	344
Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	3,110	2,790
Pension and Retirement Plans | Income statement
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	229	170	195
Past Service Cost	71	(44)	0
(Gain) or Loss on Settlement or curtailment	0	2	(5)
Interest expense	188	176	265
Pension and Retirement Plans | Accumulated OCI
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	934	790	370
Seniority premiums | Income statement
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	68	35	42
Past Service Cost	0	76	0
(Gain) or Loss on Settlement or curtailment	0	0	0
Interest expense	43	24	34
Seniority premiums | Accumulated OCI
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	239	$ 65	$ (26)
Actuarial Assumption of Discount Rates | Income statement
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	259
Past Service Cost	68
(Gain) or Loss on Settlement or curtailment	0
Interest expense	184
Actuarial Assumption of Discount Rates | Accumulated OCI
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	1,327
Actuarial Assumption of Discount Rates | Pension and Retirement Plans | Income statement
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	195
Past Service Cost	68
(Gain) or Loss on Settlement or curtailment	0
Interest expense	148
Actuarial Assumption of Discount Rates | Pension and Retirement Plans | Accumulated OCI
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	1,055
Actuarial Assumption of Discount Rates | Seniority premiums | Income statement
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	64
Past Service Cost	0
(Gain) or Loss on Settlement or curtailment	0
Interest expense	36
Actuarial Assumption of Discount Rates | Seniority premiums | Accumulated OCI
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	272
Actuarial Assumption of Expected Rates of Salary Increases | Income statement
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	302
Past Service Cost	75
(Gain) or Loss on Settlement or curtailment	0
Interest expense	249
Actuarial Assumption of Expected Rates of Salary Increases | Accumulated OCI
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	1,510
Actuarial Assumption of Expected Rates of Salary Increases | Pension and Retirement Plans | Income statement
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	233
Past Service Cost	75
(Gain) or Loss on Settlement or curtailment	0
Interest expense	205
Actuarial Assumption of Expected Rates of Salary Increases | Pension and Retirement Plans | Accumulated OCI
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	1,186
Actuarial Assumption of Expected Rates of Salary Increases | Seniority premiums | Income statement
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	69
Past Service Cost	0
(Gain) or Loss on Settlement or curtailment	0
Interest expense	44
Actuarial Assumption of Expected Rates of Salary Increases | Seniority premiums | Accumulated OCI
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	$ 324